Schedule of Accrued Expenses (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017
Commissions payable	$ 1,898
Accrued interest expense	6,036
Post-restructuring capital structure which includes debt	448,200
Former CEO
Commissions payable	9,600
Predecessor
Commissions payable		$ 2,143
Accrued interest expense		15,021
Sonatide joint venture
Commissions payable	36,400
Accrued interest expense	$ 36,400
Sonatide joint venture | Predecessor
Accrued interest expense		$ 34,700